Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense	The components of income tax expense are as follows:
	2015	2014

Current	$1,652,356	$1,937,372
Deferred	72,172	(186,258)
	$1,724,528	$1,751,114

Summary of Reconciliation of Expected Income Tax Expense Computed at Statutory Federal Income Tax Rate
A reconciliation of expected income tax expense computed at the statutory federal income tax rate of 34% to income tax expense included in the statements of income is as follows:

	2015	2014

Expected tax expense	$1,627,117	$1,766,192
State income tax, net of federal tax benefit	153,178	184,559
Tax exempt income	(72,344)	(227,117)
Nondeductible and other items	16,577	27,480
	$1,724,528	$1,751,114

Summary of Significant Components of Net Deferred Tax Assets
The significant components of net deferred tax assets at December 31, 2015 and 2014 are summarized as follows:

	2015	2014

Deferred tax assets
Allowance for loan losses	$942,480	$939,429
Deferred compensation liability	721,785	700,077
Net unrealized loss on securities available for sale	14,133	6,480
Write down of foreclosed assets	6,253	-
Interest income on non-accrual loans	198,457	211,177
Lower of cost or market adjustment on loans transferred from available for sale to portfolio	10,149	13,880
	1,893,257	1,871,043
Deferred tax liabilities
Depreciation	339,911	305,846
Net deferred loan cost	165,470	112,466
Other	18,754	19,091
	524,135	437,403
Net deferred tax asset	$1,369,122	$1,433,640